Property and Equipment, net	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and Equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	As of March 31
	2026	2025
	USD	USD

Equipment - Machineries	102,006	102,006
Less: accumulated depreciation	(100,905)	(95,573)
Equipment - Machineries, net	1,101	6,433

Equipment – Motor vehicle	120,231	76,923
Less: accumulated depreciation	(102,922)	(36,538)
Equipment - Motor vehicle, net	17,309	40,385

Property	1,138,461	1,138,461
Less: accumulated depreciation	(101,648)	(52,857)
Property, net	1,036,813	1,085,604

Property and Equipment, net	1,055,223	1,132,422

Depreciation expenses of property and equipment totaled USD77,199, USD82,425 and USD26,214 for the years ended March 31, 2026, 2025 and 2024, respectively.

During the years ended March 31, 2026, 2025 and 2024, no motor vehicle (2025: one motor vehicle with a net carrying amount of USD8,253) (2024: nil) was disposed, nil (2025: a gain of USD2,003) (2024: nil) was recognized in the Consolidated Statements of Operations and Comprehensive (Loss) Income.

During the years ended March 31, 2026, 2025 and 2024, one motor vehicle (2025: nil) (2024: nil) was transferred from ROU assets – finance leases with a cost of USD43,308 and accumulated depreciation of USD43,308.

As of March 31, 2026, the property was a security for granting general banking facility in the amount of USD524,428 (2025: USD544,881).